Fair Value Measurements, Estimated Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets [Abstract]
Investment securities available for sale	$ 3,994	$ 6,707
Accrued interest receivable	657	543
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	0	0
Investment securities available for sale	3,493	3,250
Mortgage-backed securities held to maturity		0
Loans held for sale	0	0
Loans receivable, net	0	0
Accrued interest receivable	657	543
Investment in FHLB stock	0	0
Financial Liabilities [Abstract]
Deposits	19,337	13,842
FHLB advances, long-term		0
FHLB advances, short-term	0	0
Accrued interest payable	81	98
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment in interest-earning time deposits	8,234	8,178
Investment securities available for sale	501	3,457
Mortgage-backed securities held to maturity		4,248
Loans held for sale	5,053	5,053
Loans receivable, net	0	0
Accrued interest receivable	0	0
Investment in FHLB stock	437	616
Financial Liabilities [Abstract]
Deposits	78,942	76,264
FHLB advances, long-term		2,105
FHLB advances, short-term	2,000	1,800
Accrued interest payable	0	0
Significant Other Observable Inputs (Level 3) [Member]
Financial Assets [Abstract]
Cash and cash equivalents	0	0
Investment in interest-earning time deposits	0	0
Investment securities available for sale	0	0
Mortgage-backed securities held to maturity		0
Loans held for sale	0	0
Loans receivable, net	86,503	77,005
Accrued interest receivable	0	0
Investment in FHLB stock	0	0
Financial Liabilities [Abstract]
Deposits	0	0
FHLB advances, long-term		0
FHLB advances, short-term	0	0
Accrued interest payable	0	0
Carrying Amount [Member]
Financial Assets [Abstract]
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	8,132	8,082
Investment securities available for sale	3,994	6,707
Mortgage-backed securities held to maturity		3,888
Loans held for sale	4,875	413
Loans receivable, net	84,291	75,339
Accrued interest receivable	657	543
Investment in FHLB stock	437	616
Financial Liabilities [Abstract]
Deposits	97,038	88,525
FHLB advances, long-term		2,000
FHLB advances, short-term	2,000	1,800
Accrued interest payable	81	98
Estimated Fair Value [Member]
Financial Assets [Abstract]
Cash and cash equivalents	12,400	11,687
Investment in interest-earning time deposits	8,234	8,178
Investment securities available for sale	3,994	6,707
Mortgage-backed securities held to maturity		4,248
Loans held for sale	5,053	418
Loans receivable, net	86,503	77,005
Accrued interest receivable	657	543
Investment in FHLB stock	437	616
Financial Liabilities [Abstract]
Deposits	98,279	90,106
FHLB advances, long-term		2,105
FHLB advances, short-term	2,000	1,800
Accrued interest payable	$ 81	$ 98